SUBSEQUENT EVENTS (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended		12 Months Ended		15 Months Ended
	Jun. 30, 2026	Jun. 29, 2026	Jun. 26, 2026	Feb. 27, 2026	Feb. 20, 2026	Feb. 19, 2026	Jan. 20, 2026	Oct. 24, 2025	Jul. 17, 2025	Jun. 30, 2025	Jun. 05, 2025	Dec. 13, 2024	Apr. 11, 2024	Mar. 29, 2024	May 15, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Apr. 28, 2025
Shares issued price per share																					$ 1.15
Number of shares issued, value																$ 1,855,101			$ 35,000
Stock based compensation																		$ 55,098
Accounts payable																578,441		609,030	16,487	$ 578,441
Gain on settlement of debt					$ 58,719				$ 161,978							(6,929)		(760,302)
Stock conversion					$ 383,719											383,719		547,151
Accrued interest																321,960		1,437,500	25,000
Shares issued for cash																1,855,101			25,000
Common Stock [Member]
Number of shares issued, value													$ 1,250			$ 243			$ 140
Shares issued for cash, shares											109,588,265		50,000			2,433,564			1,400,000
Stock conversion																$ 78
Accrued interest																40		$ 125	$ 100
Subsequent Event [Member]
Commitment Amount										$ 10,000,000
Stockholders equity description										Each Pre-Paid Purchase will be issued in substantially the same form as the Initial Pre-Paid Purchase (defined below), matures 18 months following the date the purchase price for such Pre-Paid Purchase is delivered to the Company (the “Purchase Price Date”), includes an 8% original issue discount (OID), accrues interest at 8% per annum, and is prepayable, after providing 10 trading days’ notice, at a 10% premium to the then-outstanding balance of the Pre-Paid Purchase. If the registration statement referenced above is not declared effective by the SEC within 90 days of the Purchase Price Date, the outstanding balance under the Pre-Paid Purchase will automatically increase by 1% and will continue increasing by 1% every 30 days thereafter until the earlier of (i) the date the registration statement is declared effective, or (ii) 6 months following the Purchase Price Date. Under each Pre-Paid Purchase, the holder has the right to purchase Common Shares (by applying a portion of the outstanding balance under the Pre-Paid Purchase to the purchase of Common Shares) at a purchase price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding the purchase notice, subject to a $0.81 per share floor price, and provided that the Investor may not purchase shares of Common Stock to the extent that such purchase would result in the Investor’s beneficial ownership of Common Stock being in excess of 9.99%. If the volume-weighted average price of the Common Shares is less than the $0.81 per share floor price for at least 5 consecutive trading days, the Company is required to begin making monthly cash repayments of amounts outstanding under the Pre-Paid Purchase in amounts equal to (i) the outstanding balance at that time divided by 6, plus (ii) outstanding interest as of each payment date.
Subsequent Event [Member] | Investor [Member]
Original principal amount	$ 2,190,000
Purchase price of shares	$ 2,000,045
Subsequent Event [Member] | Common Stock [Member]
Shares issued for cash, shares			304,412
Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Shares issued for cash, shares	450,000
Subsequent Event [Member] | Common Stock [Member] | Chris Chumas [Member]
Number of conversion shares		304,412
H C Wainwright And Co LLC [Member] | Subsequent Event [Member]
Shares issued for cash															$ 757,260
Selling expense															34,805
Common Class A [Member]
Shares issued price per share																		$ 0.4601
Number of shares issued, value														$ 35,000		$ 1,924,383
Shares issued for cash, shares												2,334,092		1,400,000		2,433,564
Number of shares issued amount																$ 69,282
Shares issued for cash																$ 1,855,101
Number of shares issued																2,200,000		2,200,000
Common Class A [Member] | Subsequent Event [Member]
Shares issued price per share				$ 0.5014
Number of shares issued, value				$ 47,633												$ 1,924,383
Stock based compensation				$ 47,633
Shares issued for cash, shares				95,000																2,433,564
Number of shares issued amount																				$ 69,282
Shares issued for cash																				$ 1,855,101
Common Class A [Member] | Rucus Holdings LLC [Member]
Shares issued								250,000
Excess shares issued								4,000,000
Shares issued price per share								$ 0.8049
Number of shares issued, value								$ 3,420,825
Stock based compensation								$ 3,420,825								$ 1,635,230
Common Class A [Member] | Maxim Partners LLC [Member]
Shares issued price per share							$ 0.8049
Number of shares issued, value							$ 321,960
Shares issued for cash, shares							400,000
Accounts payable							$ 368,750
Gain on settlement of debt							$ 46,790
Common Class A [Member] | Maxim Partners LLC [Member] | Subsequent Event [Member]
Shares issued price per share							$ 0.8049
Number of shares issued, value							$ 321,960
Shares issued for cash, shares							400,000
Accounts payable							$ 368,750
Gain on settlement of debt							$ 46,790
Common Class A [Member] | Leob and Loeb LLP [Member] | Subsequent Event [Member]
Shares issued price per share						$ 0.5048
Number of shares issued, value						$ 392,108
Shares issued for cash, shares						776,759
Gain on settlement of debt						$ 13,795
Stock conversion						325,000
Accrued interest						$ 80,903
Common Class A [Member] | H C Wainwright And Co LLC [Member] | Subsequent Event [Member]
Number of shares issued amount															$ 792,065
Number of shares issued															2,760,133
Series C Preferred Stock [Member]
Shares issued for cash, shares												7,500,000
Number of conversion shares											3,870,000
Number of conversion shares, value											$ 37,053,457
Series C Preferred Stock [Member] | Subsequent Event [Member]
Number of conversion shares			430,000
Number of conversion shares, value			$ 4,117,051
Mezzanine equity			$ 0
Series C Preferred Stock [Member] | Subsequent Event [Member] | Chris Chumas [Member]
Number of conversion shares		430,000